Nature of Business and Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Nature of Business and Presentation

1. Nature of Business and Presentation

Lonestar Resources US Inc. (the “Successor”) was incorporated in Delaware in December 2015 for purposes of effecting our corporate reorganization, which was completed on July 5, 2016 (the “Reorganization”), pursuant to a Scheme Implementation Agreement (the “Scheme”), dated December 28, 2015, between the Successor and Lonestar Resources Limited (the “Predecessor”), an Australian company. Prior to the Reorganization, our business was owned and operated under our Predecessor, whose ordinary shares were listed on the Australian Securities Exchange (“ASX”). Pursuant to the Scheme, the Successor acquired all of the issued and outstanding ordinary shares of our Predecessor, and each of our Predecessor’s shareholders received one share of our Class A voting common stock for every two ordinary shares of our Predecessor such shareholder held. Prior to the Reorganization, the Successor had no business or operations, and following the Reorganization, the business and the operations of the Successor consist solely of the business and operations of the subsidiaries of the Predecessor. The reorganization was treated as a transaction among parties under common control and no gain or loss was recorded.

Lonestar Resources America, Inc. (“LRAI”) is a Delaware registered U.S. holding company formed on January 31, 2013, which is engaged in the exploration, development, production, acquisition, and sale of oil, natural gas liquid (“NGL”) and natural gas primarily in the Eagle Ford Shale Play in South Texas, Conventional properties in North Texas and Bakken properties in Montana through its wholly owned subsidiaries, Lonestar Resources, Inc. and Amadeus Petroleum, Inc. Its executive offices are located in Fort Worth, Texas. LRAI was a wholly owned subsidiary of the Predecessor, prior to the reorganization described below. The majority of the activities of the Predecessor was carried out through LRAI. Unless the context otherwise requires, references in this Quarterly Report on Form 10-Q to “Lonestar,” “we,” “us,” “our,” and “the Company” refer to (i) Lonestar Resources Limited and its subsidiaries prior to the Reorganization and (ii) Lonestar Resources US Inc. and its subsidiaries upon completion of the Reorganization, as applicable.

Basis of Presentation

The accompanying interim consolidated financial statements have not been audited by independent public accountants, but in the opinion of management, reflect all adjustments necessary for a fair presentation of the financial position and results of operations. Any and all adjustments are of a normal and recurring nature. Although management believes the unaudited interim-related disclosures in these consolidated financial statements are adequate to make the information presented not misleading, certain information and footnote disclosures normally included in annual audited consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The results of operations and the cash flows for the nine months ended September 30, 2016 are not necessarily indicative of the results to be expected for the full year.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries:

Lonestar Resources America, Inc. (“LRAI”),

Lonestar Resources, Inc. (“LRI”),

Barnett Gas, LLC (“Barnett Gas”),

Eagleford Gas, LLC (“Eagleford Gas”),

Poplar Energy, LLC (“Poplar”),

Eagleford Gas 2, LLC (“Eagleford Gas 2”),

Eagleford Gas 3, LLC (“Eagleford Gas 3”),

Eagleford Gas 4, LLC (“Eagleford Gas 4”),

Eagleford Gas 5, LLC (“Eagleford Gas 5”),

Eagleford Gas 6, LLC (“Eagleford Gas 6”),

Eagleford Gas 7, LLC (“Eagleford Gas 7”),

Eagleford Gas 8, LLC (“Eagleford Gas 8”),

Lonestar Operating, LLC (“LNO”),

Amadeus Petroleum, Inc. (“API”),

T-N-T Engineering, Inc. (“TNT”) and

Albany Services, LLC (“Albany”).

All significant intercompany balances and transactions have been eliminated in consolidation.

1. Nature of Business and Presentation

Lonestar Resources Limited (the “Parent”) is a company limited by shares incorporated in Australia, whose shares are publicly traded on the Australian Stock Exchange and the OTCQX. The financial report consists of the consolidated financial statements of Lonestar Resources Limited and its subsidiaries.

Lonestar Resources America, Inc., (as combined with the Parent, the “Company”) is a Delaware registered U.S. holding company formed January 31, 2013, which is engaged in the exploration, development, production, acquisition, and sale of oil, natural gas liquid (“NGL”) and natural gas primarily the Eagle Ford Shale Play in South Texas, Conventional properties in North Texas and Bakken properties in Montana through its wholly owned subsidiaries. Its executive offices are located in Fort Worth, Texas. The Company is a wholly owned subsidiary of the Parent. The majority of the activities of the Parent is carried out through Lonestar Resources America, Inc.

Lonestar Resources America, Inc. was formed as a U.S. holding company for Lonestar Resources, Inc. and Amadeus Petroleum, Inc., which are subsidiaries previously wholly-owned by the Parent. This formation was effected through an exchange of shares of the Company for those issued by the merged subsidiaries and has been treated as a reorganization of entities under common control.